Investments - Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major categories of net investment income
Total investment income	$ 2.1	$ 2.2	$ 2.5
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	2.0	2.1	2.4
Fixed maturity securities
Major categories of net investment income
Total investment income	2.0	2.0	2.2
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	0.0	0.0	0.2
Other
Major categories of net investment income
Total investment income	$ 0.1	$ 0.2	$ 0.1